Condensed Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net earnings		$ 149,074		$ 166,124		$ 306,542	$ 328,126
Items that will not be reclassified to net earnings
Loss on LTIs	[1]	(33,874)		(2,326)		(33,784)	(2,543)
Income tax recovery (expense) related to LTIs		349		(479)		155	(2,616)
Total other comprehensive loss		(33,525)	[2]	(2,805)	[2]	(33,629)	(5,159)
Total comprehensive income		$ 115,549		$ 163,319		$ 272,913	$ 322,967

[1]	LTIs = long-term investments – common shares held.
[2]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.